Material accounting policy information (Details Narrative)	12 Months Ended
Jun. 30, 2024
Brand names [member]
IfrsStatementLineItems [Line Items]
Estimated useful life	10 years
Intangible assets under development [member]
IfrsStatementLineItems [Line Items]
Estimated useful life	4 years